INVESTMENT IN UNCONSOLIDATED AFFILIATES (Details) (USD $) In Millions, unless otherwise specified																				0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 International Diol Company	Dec. 31, 2012 International Diol Company	Dec. 31, 2013 White Mountain Titanium Corporation	Dec. 31, 2012 White Mountain Titanium Corporation	Dec. 31, 2013 Louisiana Pigment Company, L.P.	Dec. 31, 2012 Louisiana Pigment Company, L.P.	Dec. 31, 2013 BASF Huntsman Shanghai Isocyanate Investment BV	Dec. 31, 2012 BASF Huntsman Shanghai Isocyanate Investment BV	Dec. 31, 2013 BASF Huntsman Shanghai Isocyanate Investment BV SLIC	Dec. 31, 2013 Nanjing Jinling Huntsman New Material Co., Ltd.	Dec. 31, 2012 Nanjing Jinling Huntsman New Material Co., Ltd.	Dec. 31, 2013 Nippon Aqua Co., Ltd.	Dec. 31, 2013 Jurong Ningwu New Materials Development Co Ltd	Dec. 31, 2012 Jurong Ningwu New Materials Development Co Ltd	Dec. 31, 2013 Others	Dec. 31, 2012 Others	Nov. 13, 2012 Sinopec (Nanjing Jingling) Joint venture to be completed in 2014
Investment in unconsolidated affiliates
Total equity method investments		$ 277	$ 230					$ 104	$ 111	$ 87	$ 81		$ 62	$ 24	$ 8	$ 15	$ 12	$ 1	$ 2	$ 135
Ownership interest (as a percent)								50.00%		50.00%			49.00%		15.00%	30.00%
Investment in cost method unconsolidated affiliates				5	5	3	3
Ownership percentage in cost method unconsolidated affiliates				4.00%		3.00%
Total investments	285	285	238
Ownership interest held by equity method investee that creates an indirect ownership interest by the reporting entity (as a percent)												70.00%
Indirect ownership interest in an unaffiliated entity (as a percent)												35.00%
Expected license fees to be received																				$ 50
Other information
Huntsman share of joint venture (as a percent)																				49.00%
Joint venture partner share of joint venture (as a percent)																				51.00%